OTHER INVESTMENTS	12 Months Ended
Dec. 31, 2013
OTHER INVESTMENTS [Abstract]
OTHER INVESTMENTS
6	OTHER INVESTMENTS

	At December 31,
	2012	2013
Unlisted securities at cost	$22,859	$22,883
Less: other-than-temporary impairment losses recognized (note 17)	(6,554)	(7,235)
	$16,305	$15,648

Prior to 2011, the Group invested in certain unlisted equity securities issued by private entities.

In June 2011, the Group disposed one of its other investments held by Mavrix, whose investment cost has already been written down to nil before acquisition of Mavrix in August 2010. Accordingly, its sales proceeds of $195 was fully recognised as a gain on disposal in the consolidated statement of operations for the year ended December 31, 2011.

In September 2012, the Group further invested $1,500 into Grand Choice which accounted for under the cost method of accounting. The capital injection resulted in increase of the Group's ownership interest from 12% to 19%. As the Group does not exercise significant influence over Grand Choice, the investment is accounted for under the cost method of accounting as of Dcecmber 31, 2012.

No change in ownership interest is noted for the year ended December 31, 2013.